[THE FOLLOWING IS MATERIAL CONTAINED ON THE WEBSITE OF THE AFL-CIO HOUSING INVESTMENT TRUST]

Legal Disclaimer REGARDING THIS AFL-CIO HOUSING INVESTMENT TRUST WEBSITE

Your use of this AFL-CIO Housing Investment Trust ("Trust") website is subject to the conditions and qualifications described below. By using this AFL-CIO Housing Investment Trust website, you agree to accept such conditions and qualifications. Any information herein is intended to be general in nature and for current interest. While helpful, this information is no substitute for professional tax, financial or legal advice. Investors should seek such professional advice for their particular situation. Neither the Trust nor any of its affiliates or representatives is providing tax, financial or legal advice.

NO WARRANTIES; LIMITATION OF LIABILITY. The information, charts, documents and other materials herein (collectively, the "Website") IS SUBJECT TO CHANGE WITHOUT NOTICE. The information on this site is provided "AS IS". The Trust expressly disclaims any obligation to keep the Website up to date or free of errors or viruses, or to maintain uninterrupted access to this Website. The Trust does not warrant the accuracy of the information or materials provided herein, either expressly or impliedly.

The Trust will not be responsible for any loss or damage that could result from interception by third parties of any information made available to you via this site. Although the information provided to you on this site is obtained or compiled from sources we believe to be reliable, the Trust cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither the Trust, nor any of its affiliates, directors, officers or employees, trustees or participants, nor any third party vendor will be liable or have any responsibility of any kind for any loss or damage that you incur in the event of any failure or interruption of this site, or resulting from the act or omission of any other party involved in making this site or the information or data contained therein available to you, or from any other cause relating to your access to, inability to access, or use of the site or these materials, whether or not the circumstances giving rise to such cause may have been within the control of the Trust or of any vendor providing software or services support. THE TRUST IS NOT RESPONSIBLE FOR ERRORS OR OMISSIONS IN THE WEBSITE OR IN ANY WEBSITE LINKED (BY HYPERTEXT LINKS) TO THIRD PARTY WEBSITES. THE TRUST MAKES NO REPRESENTATIONS OR WARRANTIES OF ANY KIND WHATSOEVER FOR THE WEBSITE OR THIRD PARTY WEBSITES OR FOR ANY PRODUCTS OR SERVICES MENTIONED OR OFFERED IN THE WEBSITE OR IN THIRD PARTY WEBSITES.

THE TRUST DISCLAIMS ANY EXPRESS OR IMPLIED WARRANTIES RELATED TO THE USE OF THIS WEBSITE INCLUDING, WITHOUT LIMITATION, MERCHANTABILITY, SUITABILITY, NONINFRINGEMENT, OR FITNESS FOR ANY PARTICULAR PURPOSE.

THE TRUST SHALL NOT BE LIABLE FOR ANY ERRORS CONTAINED HEREIN OR FOR ANY DAMAGES WHATSOEVER ARISING OUT OF OR RELATED TO THE USE OF THIS WEBSITE, INCLUDING, WITHOUT LIMITATION, DIRECT, INDIRECT, INCIDENTAL, SPECIAL, CONSEQUENTIAL OR PUNITIVE DAMAGES, WHETHER UNDER A CONTRACT, TORT OR ANY OTHER THEORY OF LIABILITY, EVEN IF THE TRUST IS AWARE OF THE POSSIBILITY OF SUCH ERRORS OR DAMAGES.

NO OFFER OR SOLICITATION REGARDING INVESTMENT IN THE TRUST. This Website includes general information on the Trust's performance. Past performance does not mean that the Trust will achieve similar results in the future. This Website does not constitute a solicitation to invest in the Trust. Units in the Trust are offered by prospectus only. The Prospectus contains more complete information about the Trust and units in the Trust, and should be read carefully before investing or sending money. For more information on investing in the Trust or to request a prospectus, please contact the Director of Marketing and Investor Relations. The information provided on this site is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation or where such distribution or use would subject the Trust or its affiliates to any registration requirement within such jurisdiction or country. Neither the information, nor any opinion contained in this site constitutes a solicitation or offer by the Trust or its affiliates to buy or sell any securities, futures, options or other financial instruments or provide any investment advice or service.

RESERVATION OF RIGHTS. This Website (including, without limitation, the graphics, icons, and overall appearance of the Trust's Website and the information contained therein) is the property of the Trust. The Trust does not waive any of its proprietary rights herein including, but not limited to, copyrights, trademarks and other intellectual property rights. No user of this Website may resell, republish, print, download or copy any portion of this Website for commercial use without the prior written consent of the Trust, except that reasonable copying or printing of information in the Website for individual, non-commercial use is permissible where permitted by law. The availability of any information through this Website shall under no circumstance constitute a transfer of any copyrights, trademarks or other intellectual property rights of the Trust to any Website user or any third party. This Website is protected by U.S. and international copyright laws, both as individual works and as a compilation. You may not delete any copyright or similar notice from any part of this Website.

USE IN CONFORMITY WITH LAW. Your use of this website constitutes your agreement to comply with all applicable federal, state and local laws and regulations governing such use.

Copyright 2000 AFL-CIO Housing Investment Trust
All rights reserved



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PERFORMANCE

The Trust seeks to provide risk-adjusted superior returns to its benchmark, the Lehman Aggregate Bond Index. The strategy for achieving superior risk-adjusted performance is to invest in assets that provide premium income, while maintaining a portfolio risk profile comparable to our benchmark. This combination of investment and risk management has enabled the Trust to compile a successful record of performance and to attract additional funds to manage from both new and current Participants.

The performance data shown on this web site represents past performance and does not mean that the Trust will achieve similar results in the future. The investment return and principal value of an investment in the Trust will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A Prospectus containing more complete information may be obtained from the Trust by contacting the Director of Marketing and Investor Relations. The Prospectus sets forth information about the Trust that an investor should read carefully before investing.

          [Bracketed items below identify icons indicating links to various charts and graphs]

[Net Asset Growth]                  [Value Growth of $50,000 Invested]
[Annualized Returns]                [Credit Quality]
[Annual Returns]                    [Portfolio Characteristics]

[Download a PDF file of the Performance Information]


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PERFORMANCE

Net Asset Growth - September 30, 1992 to September 30, 2002

Period       $ in Millions
-------      -------------
Sep-92       646.4
Dec-92       661.9
Mar-93       725.8
Jun-93       758.3
Sep-83       795.3
Dec-93       845.8
Mar-94       877.0
Jun-94       885.3
Sep-94       908.3
Dec-94       935.3
Mar-95       992.1
Jun-95      1081.4
Sep-95      1122.3
Dec-95      1166.9
Mar-96      1195.0
Jun-96      1262.5
Sep-96      1327.0
Dec-96      1383.2
Mar-97      1396.6
Jun-97      1477.4
Sep-97      1574.0
Dec-97      1671.7
Mar-98      1737.1
Jun-98      1847.3
Sep-98      1960.7
Dec-98      2023.0
Mar-99      2074.0
Jun-99      2098.0
Sep-99      2135.0
Dec-99      2149.3
Mar-00      2204.9
Jun-00      2259.4
Sep-00      2362.0
Dec-00      2477.5
Mar-01      2548.7
Jun-01      2577.1
Sep-01      2962.0
Dec-01      2751.5
Mar-02      2754.9
Jun-02      2960.1
Sep-02      3272.7

     - Net asset growth for the period September 30, 1992 to September 30, 2002 is approximately 18.0% on an annual basis.

The Trust is a fixed income fund in which the main component of the Trust's performance is interest income on investments. Apart from deducting operating expenses, all Trust income is distributed monthly to Participants

     - Approximately 90% of monthly distributions are automatically reinvested by our Participants.

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PERFORMANCE

Average Annual Returns - Periods ended September 30, 1992 to September 30,
2002

                         HIT           Lehman Aggregate
          HIT (1)       Gross (2)         Bond Index (3)

 1 Year    9.59%        10.01%             8.60%
 3 Year   10.09%        10.51%             9.48%
 5 Year    8.10%         8.52%             7.83%
10 Year    7.92%         8.40%             7.37%

     (1) Returns shown reflect the growth of an investment for the specified periods.
     (2) HIT Gross returns are calculated before the deduction of the Trust's expenses.
     (3) The Lehman Brothers Aggregate Bond index does not reflect the performance of an actual portfolio open for direct investment and thus does not reflect a deduction for the expenses of operating such a portfolio. Investors are not likely to be able to manage an actual portfolio without incurring expenses.

     - The ratio of total expenses to average net assets for the year ending December 31, 2001 was 37 basis points (0.37%).



                       NET ASSETS VS. EXPENSE RATIO

Year Ended        Net Assets        Ratio of Expenses
December 31      End of Period     to Average Net Assets

1995              1,166,893,471         0.51%
1996              1,383,163,166         0.46%
1997              1,671,744,859         0.43%
1998              2,023,371,045         0.39%
1999              2,149,326,689         0.39%
2000              2,477,481,753         0.38%
2001              2,751,481,839         0.37%

     - The Trust is a no-load investment in which Participants pay only for the actual administrative expenses of operating the Trust.

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PERFORMANCE

Annual Returns - One Year Moving Average

         Lehman
       Aggregate     HIT
      Bond Index     Net
      ----------    -----
Sep-97    6.93%       8.14%
Oct-97    7.18%       8.44%
Nov-97    7.30%       8.61%
Dec-97    7.80%       9.08%
Jan-98    8.43%       9.65%
Feb-98    8.84%      10.10%
Mar-98    9.43%      10.63%
Apr-98    9.75%      10.92%
May-98    9.97%      11.10%
Jun-98    9.70%      11.16%
Jul-98    9.93%      10.89%
Aug-98    9.97%      10.74%
Sep-98   10.12%      10.62%
Oct-98   10.16%      10.47%
Nov-98   10.32%      10.43%
Dec-98   10.24%      10.26%
Jan-99   10.02%       9.99%
Feb-99    9.68%       9.54%
Mar-99    9.22%       9.01%
Apr-99    8.83%       8.55%
May-99    8.29%       7.94%
Jun-99    7.67%       7.33%
Jul-99    7.22%       6.74%
Aug-99    6.41%       5.95%
Sep-99    5.42%       5.23%
Oct-99    4.68%       4.61%
Nov-99    3.89%       3.90%
Dec-99    3.10%       3.13%
Jan-00    2.27%       2.29%
Feb-00    1.84%       1.86%
Mar-00    1.46%       1.44%
Apr-00    1.04%       1.03%
May-00    0.85%       0.83%
Jun-00    0.97%       0.94%
Jul-00    1.26%       1.38%
Aug-00    1.82%       2.08%
Sep-00    2.44%       2.68%
Oct-00    3.00%       3.33%
Nov-00    3.76%       4.16%
Dec-00    4.80%       5.23%
Jan-01    6.10%       6.63%
Feb-01    7.13%       7.75%
Mar-01    8.02%       8.75%
Apr-01    8.95%       9.73%
May-01    9.86%      10.72%
Jun-01   10.42%      11.28%
Jul-01   10.98%      11.82%
Aug-01   11.38%      12.10%
Sep-01   11.88%      12.47%
Oct-01   12.48%      12.88%
Nov-01   12.66%      12.92%
Dec-01   12.39%      12.57%
Jan-02   11.87%      11.93%
Feb-02   11.39%      11.41%
Mar-02   10.79%      10.81%
Apr-02   10.41%      10.49%
May-02    9.99%      10.10%
Jun-02    9.78%      10.02%
Jul-02    9.35%       9.70%
Aug-02    8.99%       9.47%
Sep-02    8.63%       9.22%

- Returns shown reflect the growth of an investment for the specified periods.
- The Lehman Brothers Aggregate Bond Index does not reflect the performance of an actual portfolio open for direct investment and thus does not reflect a deduction for the expenses of operating such a portfolio. Investors are not likely to be able to manage an actual portfolio without incurring expenses.
- Moving averages smooth the lines in order to highlight the trend rather than the exact value at a specific point. Each point on this chart represents the average of the previous twelve months annual returns.

FUND PERFORMANCE AND STRATEGY HIGHLIGHTS

- As of September 30, 2002, the Trust had a one-year return of 9.59% (10.01% before the deduction of Trust expenses), while the Trust's benchmark, the Lehman Aggregate Bond Index had a return of 8.60%.
- The Trust is a commingled fixed income fund that primarily invests in high quality fixed income investments such as: Agency MBS, US
   Treasuries and US Agency Notes. The Trust emphasizes investment in high quality mortgage securities that produce high current income and generate competitive, risk-adjusted total returns. The Trust specializes in Agency-Insured Multifamily MBS, which have significant call protections.
- The Trust's portfolio performed well for the first nine months of 2002 due to the strong performance of structured Agency-Insured Multifamily MBS. These investments performed well due to high credit quality and significant prepayment protection.
-  The Trust is one of the largest institutional investors in Agency-
   Insured Multifamily MBS, and specializes in securities that finance new construction or rehabilitation of housing-related projects throughout the country. These securities carry an Agency guarantee and provide generous yields relative to U.S. Treasuries, and possess excellent total return profiles. Such investments allow the Trust to create needed housing and union jobs in the building and construction trades and related industries.
- Risk management plays a significant role in the Trust's portfolio management strategy. Risk factors such as credit, interest rate, prepayment, and event risk are constantly monitored, modeled and managed with the goal of generating competitive risk-adjusted total rates of return for participants.

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Value Growth of $50,000 Invested

          Lehman
        Aggregate     HIT              Average Annual Total Return
Period  Bond Index    Net              for the periods ended
-------  ----------   -----             September 30, 2002
         ($ in Thousands)
                                       One Year     9.59%
                                       Five Year    8.10%
Sep-92    50.00      50.00             Ten Year     7.82%
Sep-93    54.99      54.24
Sep-94    53.21      53.34
Sep-95    60.70      61.66
Sep-96    63.67      65.37
Sep-97    69.86      72.58
Sep-98    77.90      79.53
Sep-99    77.61      80.31
Sep-00    83.04      86.85
Sep-01    93.79      97.78
Sep-02   101.86     107.16

The chart shows the comparative value growth of $50,000 invested (minimum initial investment) in the Trust and its benchmark (theoretical values) over the course of ten years, assuming the reinvestment of all distributions.

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PERFORMANCE

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Credit Quality


     - The Trust invests primarily in securities guaranteed or insured by the federal government or government sponsored enterprises.

     - At September 30, 2002, 95.4 of the portfolio was issued, guaranteed or insured by the US Treasury, Federal Housing Administration, Ginnie Mae, Fannie Mae, Freddie Mac and Federal Home Loan Banks and 1.4% was State Housing Finance Agency Securities guaranteed or insured by state or local governments or agencies.

     - The Trust's short-term investments are invested in A-1 or P-1 rated commercial paper, Treasury/Agency quality money market funds, repurchase agreements and discount notes.

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PERFORMANCE

PORTFOLIO HOLDINGS - September 30, 2002


Multi-Family Construction Mortgage-Backed Securities              18.5%
Cash & Short-term Investments                                      2.3%
Single Family Mortgage Backed Securities                          36.7%
Federal Agency Securities                                          5.2%
Multi-Family Permanent Mortgage-Backed Securities                 34.9%
State Housing Finance Agency Securities                            1.4%
Construction and Permanent Mortgages                               1.0%

- Construction related mortgage-backed securities - The Trust invests in fixed-income securities that finance the construction of multi-family properties. These securities generally have credit enhancements from FHA, GNMA, Freddie Mac or a letter of credit or repurchase guarantee from an entity rated A or better by Standard and Poors. These securities generally fund over 12-24 months and upon completion of construction, a permanent security is issued. These securities typically generate yields above U.S. Treasury investments with comparable average lives and generally have significant prepayment protections.

- Mortgage-backed securities backed by permanent mortgage loans - The Trust invests in securities that are either backed by permanent loans for multi- family properties or by loans for existing single family homes. These FHA, GNMA, Fannie Mae, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury investments with comparable average lives. Additionally, multi-family mortgage-backed securities generally have significant prepayment protections.

- State Housing Finance Agency Securities - The Trust invests in securities that are guaranteed or insured by a state or local housing finance agency (A rated or better or top tier by Standard and Poors) and are backed by both construction and permanent loans for multi-family properties.

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INVESTMENT PRODUCTS

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Portfolio Allocation - September 30, 2002

Fannie Mae                                39.0%
Freddie Mac                                9.3%
HFA                                        1.5%
FHA                                       13.9%
Ginnie Mae                                33.6%
FHLB                                       0.0%
US Treasury Notes                          1.7%
Construction and Permanent Mortgages       1.0%




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